Consolidated Statements of Comprehensive Income, by Nature - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 14,535,024	$ 11,238,976	$ 13,053,376
Other income, by nature	1,657,312	1,052,769	1,334,081
Revenues and Other income, by nature	16,192,336	12,291,745	14,387,457
Raw materials and consumables used	(10,451,383)	(7,555,915)	(8,541,023)
Contribution Margin	5,740,953	4,735,830	5,846,434
Other work performed by the entity and capitalized	210,552	147,151	181,565
Employee benefits expenses	(729,902)	(565,046)	(809,753)
Depreciation and amortization expense	(993,096)	(858,099)	(948,330)
Impairment (loss) reversal recognized in profit or loss	(100,057)		2,126
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(345,172)	(242,372)	(279,125)
Other expense, by nature	(1,119,232)	(1,065,278)	(1,150,709)
Operating income	2,664,046	2,152,186	2,842,208
Other gains (losses)	3,218	4,671	14,196
Financial income	295,442	222,406	376,316
Financial costs	(1,052,065)	(768,453)	(1,088,631)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	1,181	3,133	583
Foreign currency exchange differences	(1,686)	57,171	136,960
Gains (losses) from indexed assets and liabilities	30,667	76,698	124,477
Profit (loss) before taxes	1,940,803	1,747,812	2,406,109
Income tax expense (income)	(806,292)	(566,560)	(236,346)
INCOME AFTER TAX	1,134,511	1,181,252	2,169,763
Gains (losses)	1,134,511	1,181,252	2,169,763
Net income attributable to:
Profit (loss) attributable to owners of the parent	740,859	825,197	1,614,085
Profit (loss) attributable to non-controlling interests	393,652	356,055	555,678
Profit (loss)	$ 1,134,511	$ 1,181,252	$ 2,169,763
Basic earnings per share
Basic earnings (losses) per share	$ 0.00744	$ 0.01085	$ 0.02465
Weighted average number of outstanding shares	99,587,960	76,086,311	65,480,641
Diluted earnings per share
Diluted earnings (losses) per share	$ 0.00744	$ 0.01085	$ 0.02465
Weighted average number of outstanding shares	99,587,960	76,086,311	65,480,641
Components of other comprehensive income that will not be reclassified subsequently to profit or loss, before taxes
Profit (loss) from defined benefit plans	$ 9,312	$ (476,805)	$ (576,143)
Other comprehensive income that will not be reclassified subsequently to profit or loss	9,312	(476,805)	(576,143)
Components of other comprehensive income that will be reclassified subsequently to profit or loss, before taxes
Losses (gains) from foreign currency translation difference	(1,193,451)	(2,249,915)	(765,005)
Losses (gains) from measuring financial assets at fair value through other comprehensive income	(9)	(10)	(598)
Gains (losses) from cash flow hedges	18,205	(15,547)	6,100
Adjustments from reclassification of cash flow hedges, transferred to profit or loss	2,570	2,571	(194)
Other comprehensive income that will be reclassified subsequently to profit or loss	(1,172,685)	(2,262,901)	(759,697)
Total components of other comprehensive income (loss), before taxes	(1,163,373)	(2,739,706)	(1,335,840)
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss
Income tax related to defined benefit plans	(3,023)	161,766	195,098
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss	(3,023)	161,766	195,098
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss
Income tax related to cash flow hedge	(8,826)	5,038	(2,165)
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss	(8,826)	5,038	(2,165)
Total Other Comprehensive Income (Loss)	(1,175,222)	(2,572,902)	(1,142,907)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(40,711)	(1,391,650)	1,026,856
Comprehensive income (loss) attributable to:
Owners of Enel Americas	(131,803)	(1,521,532)	623,512
Non-controlling interests	91,092	129,882	403,344
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	$ (40,711)	$ (1,391,650)	$ 1,026,856